Taxes (Details 8) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 473
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	15
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	22
Later Than Four Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	266
Later Than Seven Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	110
Undefined Expiration [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 60